Taxes - Income tax - Deferred tax assets and liabilities by type - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Unrecognized deferred tax assets	€ 3,712	€ 4,153	€ 4,078
Spain subsidiaries [member]
Disclosure of subsidiaries [line items]
Unrecognized deferred tax assets	2,000
Belgian subsidiaries other than Orange Belgium [member]
Disclosure of subsidiaries [line items]
Unrecognized deferred tax assets	€ 800